As filed with the Securities and Exchange Commission on March 7, 2005

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-09035

The Barrett Funds
(Exact name of registrant as specified in charter)

90 Park Avenue, New York, NY 10016
(Address of principal executive offices) (Zip code)

Peter H. Shriver, President
Barrett Associates, Inc.
90 Park Avenue, New York, NY 10016
(Name and address of agent for service)

212-983-5080
Registrant's telephone number, including area code

Date of fiscal year end: June 30

Date of reporting period: December 31, 2004

Item 1. Report to Stockholders.

Letter to Shareholders January 14, 2005

Dear Fellow Shareholders:

The Barrett Growth Fund’s gain of 6.5% in the second quarter ending December 31, 2004 was the best absolute return in four quarters. Although the Fund and the broader markets struggled through most of 2004, the last several weeks of the year provided welcome relief. Despite turning in a good absolute return, the Fund lagged the S&P 500®, which was up 9.2% for the quarter.

	Total Return*			Since Inception
	Second Quarter	One Year	Five-Year	12/29/98-12/31/04
	10/01/04-12/31/04	01/01/04-12/31/04	Average Annual	Average Annual
Barrett Growth Fund	+6.54%	+5.97%	(5.62%)	+0.03%
S&P 500® Index[1]	+9.23%	+10.88%	(2.30%)	+1.08%
Lipper Large-Cap
Growth Funds Index[2]	+9.99%	+7.45%	(9.72%)	(3.50%)
1	The S&P 500® Index is a capitalization-weighted index of five hundred large capitalization stocks, which is designed to measure broad domestic securities markets. The performance of the S&P 500® Index reflects the reinvestment of dividends and capital gains, but does not reflect the deduction of any investment advisory fees.
2	The Lipper Large-Cap Growth Funds Index is an equally-weighted performance index, adjusted for capital gains distributions and income dividends, of the 30 largest mutual funds within the Growth Funds category, as reported by Lipper.
*	The performance data quoted represents past performance. Past performance does not guarantee future results and current performance may be lower or higher than the performance data shown above. The investment return and principal value of an investment will fluctuate. An investor’s shares, when redeemed, may be worth more or less than their original cost. As economic and market conditions change frequently there can be no assurance that trends described will continue or that forecasts will come to pass. Current performance data to the most recent month end may be obtained by calling (877) 363-6333 toll free. Shares of the Barrett Growth Fund are distributed by T.O. Richardson Securities, Inc., neither an affiliate of the Fund nor the Adviser.

Quarter in Review

As we entered the quarter two issues were of paramount importance to the markets. The first was higher energy prices, and the second was the US Presidential election. The first issue came to a head when oil prices surpassed $50 a barrel and settled for a while in the mid-fifties. However, when oil retreated to the mid-forties and economic indicators remained solid, equities responded positively as investors became more encouraged that oil prices would not harm worldwide economic growth. The conclusion of the Presidential election also contributed to the rally in equities, because the outcome was clear and would not end in litigation.

During the quarter short-term interest rates continued to nudge higher and the dollar continued to weaken versus some major international currencies. Neither of these factors seemed to affect the upward bias of the equity market. In the broad market, information technology and consumer discretionary stocks led the market, while healthcare and energy lagged.

Performance Review

The bulk of the Fund’s holdings performed in line with the market. Unfortunately, the healthcare sector, which is over 20% of the Fund’s holdings, had a negative return for the quarter and offset to a large degree the better performing sectors. Our view is over the long-run the healthcare sector will return to favor. The demographics in this sector are compelling, particularly in the orthopedic area.

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The best performing sector was software and electronics, which was up 12%, reversing its poor performance in the previous quarter. This sector contains two of our top ten performing securities - Oracle Corporation (+22%) and Dell, Inc. (+18%) - which contributed significantly to the Fund’s overall performance for the quarter. Additionally, we benefited from Oracle’s purchase of PeopleSoft.

The Portfolio

The following is a graphical depiction of the sectors in the portfolio:

As of 12/31/04, Figures as a Percentage of Total Assets*

* Cash is approximately 0.8% of Total Assets

The largest equity positions as a percentage of equity at December 31, 2004 were as follows:

The Goldman Sachs Group, Inc.	3.4%
General Electric Co.	3.2%
Starwood Hotels & Resorts Worldwide, Inc.	3.2%
Gilead Sciences, Inc.	3.0%
International Game Technology	3.0%
Dell, Inc.	2.8%
United Technologies Corp.	2.8%
Zions Bancorp	2.7%
Medtronic, Inc.	2.7%
Alberto-Culver Company	2.6%

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The best and worst performing securities during the quarter ending December 31, 2004 are shown below:

Best Performers		Worst Performers
1. Chico’s FAS Inc.	33.1%	1. Pfizer Inc.	(12.1%)
2. Ebay, Inc.*	26.4%	2. Univision Communications Cl A	(7.4%)
3. Starwood Hotels &		3. Gilead Sciences, Inc	(6.4%)
Resorts Worldwide, Inc.	25.8%	4. Eli Lilly & Co.	(5.5%)
4. Oracle Corp.	21.6%	5. International Game Technology	(4.4%)
5. Computer Sciences Corp.	19.7%	6. Medtronic, Inc.	(4.3%)
6. Moody’s Corp.	18.6%	7. American International Group	(3.4%
7. Dell, Inc.	18.4%	8. North Fork Bancorporation, Inc.	(2.6%)
8. State Street Corp.	15.0%	9. First Data Corp.	(2.2%)
9. Target Corp.	14.8%	10. Microchip Technology, Inc	(0.9%)
10. Donaldson Company, Inc.	14.8%

* Since date of purchase

During the quarter we added Ebay, Inc. (EBAY), which is the world’s leading Internet auction site, linking buyers and sellers of a wide range of goods in markets around the world. It has grown to include small and medium sized business commerce as well as consumer to consumer links. Historically, Ebay has offered substantial growth, expanding margins, significant cash flow and a highly regarded management team that continues to find opportunities to capitalize on the increasing penetration of the Internet into commerce. Ebay has been growing in excess of 50% in recent quarters, but we expect its growth rate to slow over the intermediate term to 35%.

During the quarter we also added to several existing positions, including Oracle Corp., Medtronic, Inc., Chico’s FAS Inc. and Dell, Inc. Additionally, we trimmed several holdings including Eli Lilly & Co., Microchip Technology, Inc. and Vodafone Group PLC.

Investment Outlook

We expect the US economy to continue its growth track at greater than 3% and corporate profits to be close to double-digit rates for the top tier US companies. As the domestic economy continues to strengthen, we believe that Europe’s economies should start to show some signs of growth.

We anticipate that the Federal Reserve will continue to raise the Fed funds rate beyond the current 2-1/4% level in the coming months, but not enough to derail the growth of the US economy. Inflation should continue to be benign. US companies continue to be cash rich, and have been generously increasing cash dividends and/or aggressively buying back their stock in the open market. Finally, we believe there will be modest increases in equity valuations in the year ahead.

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Thank you for choosing the Barrett Growth Fund. Please visit us at our website, www.barrettgrowthfund.com. If you have any questions, please call toll-free (877) 363-6333.

Sincerely,

Peter H. Shriver, CFA
President

Robert J. Voccola, CFA
Lead Portfolio Manager

Michele A. Ward, CFA
Portfolio Manager

Robert Milnamow
Portfolio Manager

The outlook and views presented above are those of the Investment Adviser as of January 14, 2005, and are subject to change. This information is intended for the shareholders of the Barrett Growth Fund and is not for distribution to prospective investors unless preceded or accompanied by a current prospectus. Investors should read the prospectus carefully before investing.

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Expense Example - December 31, 2004 (Unaudited)

As a shareholder of the Barrett Growth Fund (the “Fund”), you incur ongoing costs, including investment advisory fees; distribution fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six month period (July 1, 2004 - December 31, 2004).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. However, the table does not include shareholder specific fees such as the $15.00 fee charged for wire redemptions. The table also does not include portfolio trading commissions and related trading costs. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees, which, although not charged by the Fund, may be charged by other funds. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

			Expenses Paid
	Beginning	Ending	During the Period*
	Account Value	Account Value	July 1, 2004 to
	July 1, 2004	December 31, 2004	December 31, 2004

Actual	$1,000.00	$1,040.50	$6.43
Hypothetical (5% return per year before expenses)	$1,000.00	$1,018.90	$6.36

* Expenses are equal to the Fund’s annualized expense ratio of 1.25%; multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

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Schedule of Investments
December 31, 2004
(Unaudited)
		Market
Shares		Value
	COMMON STOCKS - 99.29%
	BASIC INDUSTRY - 16.64%
	Energy - 6.10%
4,000	Apache Corporation	$202,280
5,000	Exxon Mobil Corporation	256,300
7,000	Schlumberger Limited (b)	468,650
6,000	XTO Energy, Inc.	212,280
		1,139,510
	Industrial - 10.54%
12,000	Donaldson Company, Inc.	390,960
16,000	General Electric Company	584,000
6,500	L-3 Communications
	Holdings, Inc.	476,060
5,000	United Technologies
	Corporation	516,750
		1,967,770
	Total Basic Industry	3,107,280

	CONSUMER PRODUCTS
	& SERVICES - 22.73%
	Consumer Products - 6.75%
10,000	Alberto-Culver Company	485,700
3,000	eBay, Inc. (a)	348,840
7,000	Harley-Davidson, Inc.	425,250
		1,259,790
	Media &
	Entertainment - 8.03%
16,000	International Game Technology	550,080
10,000	Starwood Hotels & Resorts
	Worldwide, Inc.	584,000
12,500	Univision Communications,
	Inc. Class A (a)	365,875
		1,499,955
	Retailing - 7.95%
13,000	Applebees International, Inc.	343,850
7,500	Chico’s FAS, Inc. (a)	341,475
8,000	Target Corporation	415,440

See accompanying Notes to the Financial Statements
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		Market
Shares		Value
	Retailing - 7.95% (Continued)
10,000	Walgreen Co.	$ 383,700
		1,484,465
	Total Consumer Products
	& Services	4,244,210
	FINANCIAL SERVICES - 17.61%
	Financial Services - 16.42%
5,000	American International
	Group, Inc.	328,350
10,000	Citigroup, Inc.	481,800
6,000	The Goldman Sachs Group, Inc.	624,240
3,600	Moody’s Corporation	312,660
12,750	North Fork Bancorporation, Inc.	367,837
9,000	State Street Corporation	442,080
7,500	Zions Bancorporation	510,225
		3,067,192
	Real Estate - 1.19%
5,000	Developers Diversified
	Realty Corporation	221,850
	Total Financial Services	3,289,042
	HEALTH CARE - 20.39%
	Biotechnology - 7.44%
7,000	Amgen, Inc. (a)	449,050
7,000	Genentech, Inc. (a)	381,080
16,000	Gilead Sciences, Inc. (a)	559,840
		1,389,970
	Medical Devices
	& Services - 9.66%
6,500	Coventry Health Care, Inc. (a)	345,020
10,000	Medtronic, Inc.	496,700
10,000	Stryker Corporation	482,500
6,000	Zimmer Holdings, Inc. (a)	480,720
		1,804,940
	Pharmaceuticals - 3.29%
3,000	Eli Lilly and Company	170,250

See accompanying Notes to the Financial Statements
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Schedule of Investments
December 31, 2004
(Unaudited)

		Market
Shares		Value
	Pharmaceuticals - 3.29% (Continued)
16,500	Pfizer, Inc.	$ 443,685
		613,935
	Total Health Care	3,808,845

	INFORMATION SERVICES - 9.21%
	Business Services - 4.56%
10,000	First Data Corporation	425,400
12,500	Paychex, Inc.	426,000
		851,400
	Computer Services
	& Outsourcing - 4.65%
10,000	Anteon International
	Corporation (a)	418,600
8,000	Computer Sciences
	Corporation (a)	450,960
		869,560
	Total Information Services	1,720,960

	SOFTWARE/ELECTRONICS - 9.71%
	Electronics - 6.12%
12,500	Dell, Inc. (a)	526,750
9,000	Linear Technology Corporation	348,840
10,000	Microchip Technology,
	Incorporated	266,600
		1,142,190
	Software - 3.59%
29	Computer Associates
	International, Inc.	901
28,000	Oracle Corporation (a)	384,160
10,000	Veritas Software Corp. (a)	285,500
		670,561
	Total Software/Electronics	1,812,751

Shares or
Principal		Market
Amount		Value
	TELECOMMUNICATIONS
	SERVICES & EQUIPMENT - 3.00%
	Telecommunications Services - 0.73%
5,000	Vodafone Group PLC ADR	$ 136,900
	Telecommunications & Data
	Network Equipment - 2.27%
22,000	Cisco Systems, Inc. (a)	424,600
	Total Telecommunications
	Services & Equipment	561,500
	Total Common Stocks
	(Cost $15,182,940)	18,544,588
	VARIABLE RATE
	DEMAND NOTES# - 0.83%
$60,000	American Family, 2.00%	60,000
55,137	U.S. Bank, N.A., 2.17%	55,137
40,000	Wisconsin Corporate Central
	Credit Union, 2.09%	40,000
	Total Variable Rate Demand
	Notes (Cost $155,137)	155,137
	Total Investments - 100.12%
	(Cost $15,338,077)	18,699,725
	Liabilities in Excess
	of Other Assets - (0.12)%	(21,755)
	Total Net Assets - 100.00%	$18,677,970

(a) Non-income producing security.
(b) Foreign issued security.
#.Variable rate demand notes are considered short-term obligations and are payable on demand at the market value. Interest rates change periodically at specified dates. The rates shown are as of December 31, 2004.
ADR - American Depository Receipt

See accompanying Notes to the Financial Statements
8

Statement of Assets and Liabilities
December 31, 2004
(Unaudited)

ASSETS:
Investments in securities,
at market value
(Cost: $15,338,077)	$18,699,725
Receivable from adviser	3,744
Receivable for fund shares sold	24
Dividends and interest receivable	23,406
Prepaid assets	7,649
Total assets	18,734,548

LIABILITIES:
Payable for fund shares redeemed	4,431
Accrued distribution
(12b-1) expenses	6,347
Accrued expenses	45,800
Total liabilities	56,578
Net assets applicable to
outstanding capital stock	$18,677,970

NET ASSETS CONSIST OF:
Capital stock	$19,463,584
Accumulated undistributed net
realized loss on investments	(4,129,866)
Unrealized appreciation
on investments	3,361,648
Accumulated undistributed
net investment loss	(17,396)
Total Net Assets	$18,677,970

Shares outstanding (unlimited
shares of $0.001 par value
authorized)	1,911,943

Net asset value, offering and
redemption price per share	$ 9.77

Statement of Operations
For the Six Months Ended December 31, 2004
(Unaudited)

INVESTMENT INCOME:
Dividend income (net of
withholding tax of $0)	$ 92,277
Interest income	2,372
Total investment income	94,649

EXPENSES:
Investment advisory fee	89,636
Professional fees	47,192
Distribution expenses	22,409
Shareholder servicing fees
and expenses	20,651
Administration fees	14,998
Federal and state registration	12,684
Fund accounting fees	12,486
Reports to shareholders	6,275
Trustees fees and expenses	3,978
Custody fees	3,311
Other expenses	165
Total expenses before
Adviser reimbursement	233,785
Less fees and expenses reimbursed
and waived by Adviser	(121,740)
Net expenses	112,045
Net investment loss	(17,396)

NET REALIZED AND
UNREALIZED GAINS:
Net realized gain on investments	347,384
Net change in unrealized
appreciation on investments	428,132
Net realized and unrealized
gains on investment securities	775,516
Net increase in net assets
resulting from operations	$758,120

See accompanying Notes to the Financial Statements
9

Statement of Changes in Net Assets
	Six Months Ended December 31, 2004 (Unaudited)	Year Ended June 30, 2004
OPERATIONS:
Net investment loss	$(17,396)	$(32,467)
Net realized gain/(loss) on investments	347,384	(228,977)
Net change in unrealized appreciation on investments	428,132	2,579,445
Net increase in net assets resulting from operations	758,120	2,318,001

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	1,313,096	1,219,920
Cost of shares redeemed	(818,775)	(1,010,935)
Net increase in net assets from capital share transactions	494,321	208,985

TOTAL INCREASE IN NET ASSETS	1,252,441	2,526,986

NET ASSETS:
Beginning of period	17,425,529	$14,898,543
End of period	18,677,970	$17,425,529

See accompanying Notes to the Financial Statements
10

Financial Highlights

Per share data for a share of capital stock outstanding for the entire period and selected information for the period are as follows:
	Six Months
	Ended
	December 31,
	2004		Years Ended June 30,
	(Unaudited)	2004	2003	2002	2001	2000
NET ASSET VALUE
Beginning of period	$9.39	$8.12	$8.07	$10.35	$14.06	$10.94
OPERATIONS
Net investment loss[1]	(0.01)	(0.02)	—	(0.01)	(0.02)	(0.03)
Net realized and unrealized
gains (losses) on securities	0.39	1.29	0.05	(2.27)	(3.62)	3.40
Total from investment operations	0.38	1.27	0.05	(2.28)	(3.64)	3.37
LESS DISTRIBUTIONS
Distributions from capital gains	—	—	—	—	(0.07)	(0.25)
	$ —	$ —	$ —	$—	(0.07)	(0.25)
NET ASSET VALUE
End of period	$9.77	$9.39	$8.12	$8.07	$10.35	$14.06

Total return	4.05%[2]	15.64%	0.62%	-22.03%	-25.90%	30.92%
Net assets at end of period
(000s omitted)	$18,678	$17,426	$14,899	$14,848	$15,493	$21,440
RATIO OF EXPENSES
TO AVERAGE NET ASSETS
Before expense reimbursement	2.61%[3]	2.79%	2.60%	2.48%	2.27%	2.81%
After expense reimbursement	1.25%[3]	1.25%	1.25%	1.25%	1.25%	1.25%
RATIO OF NET INVESTMENT LOSS
TO AVERAGE NET ASSETS
Before expense reimbursement	-1.55%[3]	-1.74%	-1.35%	-1.35%	-1.36%	-1.85%
After expense reimbursement	-0.19%[3]	-0.20%	0.00%	-0.12%	-0.34%	-0.29%
Portfolio turnover rate	32%[2]	51%	23%	38%	39%	35%
[1]	Net investment loss per share is calculated using the ending balances prior to consideration or adjustment for permanent book to tax differences.
[2]	Not annualized.
[3]	Annualized.

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Notes to the Financial Statements
For the Six Months Ended December 31, 2004 (Unaudited)

1. ORGANIZATION
The Barrett Growth Fund (the “Fund”) is a diversified series of The Barrett Funds (the “Trust”), a statutory trust organized on September 29, 1998 in the state of Delaware that is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The Barrett Growth Fund is currently the only series of the Trust. The Fund commenced operations on December 29, 1998. Barrett Associates, Inc., serves as the investment adviser (the “Adviser”) for the Fund and is responsible for managing the Fund’s portfolio of securities.

2. SIGNIFICANT ACCOUNTING POLICIES

a) Investment Valuation
Portfolio securities listed on a securities exchange or on the NASDAQ National    Market System for which market quotations are readily available are valued at the last quoted sale price of the day or, if there is no such reported sale, within the range of the most recent quoted bid and ask prices. The value of a foreign security is determined as of the close of trading on the foreign exchange on which it is traded or as of the scheduled close of trading on the NYSE, if that is earlier. Corporate bonds, U.S. Government securities and money market instruments are valued at the close of the NYSE. The value of these securities used in computing the NAV is determined as of such time. Variable rate demand notes are valued at amortized cost, which approximates market value.

Securities for which market quotations are not readily available, or for which an independent pricing service does not provide a value or provides a value that does not represent the fair value in the judgment of the Fund’s investment adviser or designee, are valued at fair value under the procedures approved by the Fund’s Board of Trustees. The fair value of such securities is determined in good faith by taking into account relevant factors and surrounding circumstances, which can include, but are not limited to: (i) fundamental analytical data relating to the investment in the security; (ii) nature and duration of any restriction on the disposition of the security; (iii) evaluation of the forces that influence the market in which the security is purchased and sold; (iv) type of security or asset; (v) financial statements of issuer; (vi) cost at date of purchase; (vii) size of holding; (viii) discount from market value of unrestricted securities of the same class at the time of purchase; (ix) special reports prepared by analysts; (x) information as to any transactions or offers with respect to the security; (xi) existence of merger proposals or tender offers affecting the security; (xii) price and extent of public trading in similar securities of the issuer or comparable companies and other relevant matters; (xiii) most recent closing market prices; (xiv) the value of other financial instruments, including derivative securities, traded on other markets or among dealers; (xv) trading volumes on markets, exchanges, or among dealers; (xvi) values of baskets of securities traded on other markets, exchanges, or among dealers; (xvii) changes in interest rates; (xviii) observations from financial institutions; (xix) government (domestic or foreign) actions or pronouncements; and (xx) other news events. b) Federal Income Taxes The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and to make the requisite distributions of income and capital gains to its shareholders sufficient to relieve it from all or substantially all federal income taxes. Therefore, no federal income tax provision is required. Accounting principles generally accepted in the United States of America require that permanent differences between financial reporting and tax reporting be reclassified between various components of net assets.

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The Fund intends to utilize provisions of the federal income tax laws which allow it to carry a realized capital loss forward for eight years following the year of loss and offset such losses against any future realized capital gains. At June 30, 2004 the Fund had accumulated capital loss carryforwards for tax purposes of $4,794,854. Of this amount, $346,228 expires June 30, 2009, $1,839,508 expires June 30, 2010, $1,599,423 expires June 30, 2011 and $1,009,695 expires June 30, 2012.

As of June 30, 2004, the Fund deferred on a tax basis to the first day of the next taxable year, a post-October loss of $48,407. c) Use of Estimates The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and use assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. d) Other Investment and shareholder transactions are recorded on trade date. The Fund determines the gain or loss realized from the investment transactions by comparing the cost of the security lot sold with the net sales proceeds. Dividend income is recognized on the ex-dividend date or as soon as information is available to the Fund, and interest income is recognized on an accrual basis. Discounts and premiums on securities purchased are amortized over the life of the respective security.

3. AGREEMENTS
The Trust has an Investment Advisory Agreement (the “Agreement”) with the Adviser, with whom certain officers and Trustees of the Trust are affiliated, to furnish investment advisory services to the Fund. Under the terms of the Agreement, the Trust, on behalf of the Fund, compensates the Adviser for its management services at the annual rate of 1.00% of the Fund’s average daily net assets.

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The Adviser has contractually agreed to waive its advisory fees and/or assume as its own expense certain expenses otherwise payable by the Fund to the extent necessary to ensure that the Fund’s total operating expenses do not exceed 1.25% of its average daily net assets until October 31, 2005. Accordingly, during the six months ended December 31, 2004, the Adviser waived advisory fees and reimbursed other fund expenses in the amount of $121,740. Any such waiver or reimbursement is subject to later adjustment to allow the Adviser to recoup amounts waived or reimbursed to the extent actual fees and expenses for a period are less than the expense limitation caps, provided, however, that the Adviser shall only be entitled to recoup such amounts for a period of three years from the date such amount was waived or reimbursed. Waived/reimbursed expenses subject to potential recovery by year of expiration are as follows:

Year of Expiration	Recoverable Amount
6/30/05	$174,898
6/30/06	$189,287
6/30/07	$253,552

4. DISTRIBUTION PLAN
The Trust, on behalf of the Fund, has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act (the “12b-1 Plan”), which provides that the Fund may reimburse the Fund’s distributor or others at an annual rate of up to 0.25% of the average daily net assets attributable to its shares. Payments under the 12b-1 Plan shall be used to compensate or reimburse the Fund’s distributor or others for services provided and expenses incurred in connection with the sale of shares and are tied to the amounts of actual expenses incurred.

The aggregate purchases and sales of securities, excluding short-term investments, by the Fund for the six months ended December 31, 2004 were as follows:

5. INVESTMENT TRANSACTIONS
	Purchases	Sales
U.S. Government	$—	$—
Other	$6,032,192	$5,660,875

6. SHARES OF BENEFICIAL INTEREST
	Six Months Ended	Year Ended
	December 31, 2004	June 30, 2003
Shares sold	142,529	135,614
Shares redeemed	(86,813)	(113,384)
Net increase in shares	55,716	22,230
Shares outstanding:
Beginning of period	1,856,227	1,833,997
End of period	1,911,943	1,856,227

7. DISTRIBUTIONS TO SHAREHOLDERS
There were no distributions paid to shareholders during the six months ended December 31, 2004 and fiscal years ended June 30, 2004 and 2003.

At June 30, 2004, the cost of investments, net unrealized appreciation
(depreciation) and undistributed ordinary income and undistributed long-term capital gains for income tax purposes were as follows:

Cost of investments	$14,106,068

Appreciation	$3,585,669
(Depreciation)	(286,142)
Net unrealized appreciation on investments	$3,299,527

Post-October losses	$(48,407)
Other accumulated losses	(4,794,854)
Total accumulated losses	$(1,543,734)

The difference between the book basis and tax basis net unrealized appreciation and cost is attributable primarily to the tax deferral of losses on wash sales and REIT adjustments.

At June 30, 2004, the Fund did not have any distributable earnings.

14

Additional Information
(UNAUDITED)
1. ADDITIONAL DISCLOSURE REGARDING FUND TRUSTEES AND OFFICERS

INDEPENDENT TRUSTEES

# of
Portfolios
				in Fund	Other
	Position(s)	Term of Office		Complex	Directorships
	Held with	and Length of	Principal Occupation	Overseen	Held by
Name, Age and Address	the Trust	Time Served	During Past Five Years	by Trustee	Trustee
Gerard E. Jones (68)	Trustee	Indefinite Term	Independent Trustee of the	1	Tractor
2 River Street		6 Years Served	Trust since August 2003;		Supply
Woodstock, VT 05091			Trustee Emeritus of the Trust		Company
from 2000 to 2003; Independent
Trustee of the Trust from its
inception in 1998 to December
2000; Managing Partner, Gerard
E. Jones, P.C., since April 2003;
Advisor, Corporate Governance
Advisors, since April 2003; Of
Counsel, Shipman & Goodwin,
LLP from 2001 to 2003; Partner,
Bingham McCutchen, LLP, formerly
known as Richards & O’Neil,
LLP, from 1972 through 2001.

Ronald E. Kfoury (46)	Trustee	Indefinite Term	Independent Trustee of the	1	CDCOM
482 Menlo Oaks Drive		6 Years Served	Trust since its inception in 1998;		Clockware
Menlo Park, CA 94025			Chief Executive Officer of
Clockware, Inc. (software
company) since November 2000
Managing Director, Analect,
Limited (management consulting)
from 1992 through 2000.

Edward M. Mazze, PhD. (63)	Trustee	Indefinite Term	Independent Trustee of the Trust	1	Washington
The University of		4 Years Served	since January 2001; Dean, College		Trust
Rhode Island			of Business Administration of the		Bancorp,
College of			University of Rhode Island since		Inc.;
Business Administration			1998; Director, Technitrol Inc.		Technitrol,
350 Ballentine Hall			since 1985; Director, Washington		Inc.
Kingston, RI 02881			Trust Bancorp. Inc. since 2000;
Honorary Board Member,
Delaware Valley College of
Science and Agriculture since
1997; Dean of the Belk College
of Business Administration of
The University of North Carolina
at Charlotte from 1993 to 1998.

15

# of
Portfolios
				in Fund	Other
	Position(s)	Term of Office		Complex	Directorships
	Held with	and Length of	Principal Occupation	Overseen	Held by
Name, Age and Address	the Trust	Time Served	During Past Five Years	byTrustee	Trustee
OFFICERS
John D. Barrett II (69)	Chairman	Indefinite Term	Managing Director, Chairman	1	None
90 Park Avenue		6 Years Served	and Chief Executive Officer of
New York, NY 10016			Barrett Associates, Inc. since
1970; previously, Partner at
Clark, Dodge & Co.

Peter H. Shriver (52)	President	Indefinite Term	Executive Vice President of	1	None
90 Park Avenue		6 Years Served	Barrett Associates, Inc.
New York, NY 10016			since 2003; previously Managing
Director of Barrett Associates,
Inc. since 1989.

Robert J. Voccola (66)	Treasurer	Indefinite Term	Managing Director since 1987	1	None
90 Park Avenue		6 Years Served	and Chief Investment Officer
New York, NY 10016			since February 2002 of Barrett
Associates, Inc.; previously,
Director of Research of Barrett
Associates, Inc.

Paula J. Elliott (55)	Secretary	Indefinite Term	Vice President of Barrett	1	None
90 Park Avenue		6 Years Served	Associates, Inc. since 1995 and
New York, NY 10016			Assistant Treasurer for Barrett
Associates, Inc. since July 2004.
AML Compliance Officer from
February 2003 to September 2004
and Compliance Officer from
January 2004 to September 2004
for the Barrett Growth Fund.

Michele A. Ward (44)	Vice	Indefinite Term	Managing Director of Barrett	1	None
90 Park Avenue	President	First Year	Associates, Inc. since November
New York, NY 10016		Served	2003; previously Chief Investment
Officer for Retirement Systems
Investors since 2002 and portfolio
manager at Columbus Circle
Investors from 1989-2002.

Robert J. Milnamow (54)	Vice	Indefinite Term	Managing Director of Barrett	1	None
90 Park Avenue	President	First Year	Associates, Inc. since November
New York, NY 10016		Served	2003; previously Managing
Member at Thayer Pond LLC
since 2001 and Senior Portfolio
Manager at Rockefeller & Co.
from 1998-2001.

16

# of
Portfolios
				in Fund	Other
	Position(s)	Term of Office		Complex	Directorships
	Held with	and Length of	Principal Occupation	Overseen	Held by
Name, Age and Address	the Trust	Time Served	During Past Five Years	by Trustee	Trustee
OFFICERS (Continued)
Russell O. Vernon (47)	Vice	Indefinite Term	Vice President and Chief	1	None
90 Park Avenue	President;	First Year	Operating Officer of Barrett
New York, NY 10016	Chief	Served	Associates, Inc. since April
	Compliance		2004, and Chief Compliance
	Officer and		Officer since September 2004;
	Anti-Money		previously, President and CEO
	Laundering		of VCE Capital, Inc. from
	Compliance		November 2000 to April 2004;
	Officer		and Director of Investment
Operations at Warburg Pincus
Asset Management from
October 1996 to April 2000.

Audit Committee

As of December 31, 2004 the Audit Committee was made up of three of the Independent Trustees as follows: Ronald E. Kfoury, Gerard E. Jones and Edward M. Mazze. Pursuant to its Charter, the Audit Committee is responsible for advising the full Board with respect to accounting, auditing and financial matters affecting the Trust. The Audit Committee generally meets twice each year with the independent auditor.

The Trust’s Statement of Additional Information includes additional information about the Trustees and is available free of charge upon request by calling toll-free at (877) 363-6333.

2. AVAILABILITY OF PROXY VOTING INFORMATION
Information regarding how the Fund votes proxies relating to portfolio securities is available without charge, upon request by calling toll-free, 1-877-363-6333, or by accessing the SEC’s website at www.sec.gov.

3. PORTFOLIO HOLDINGS
The Barrett Growth Fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q will be available on the EDGAR database on the SEC’s website at www.sec.gov. These Forms may also be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. Information about the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

17

BARRETT GROWTH FUND
c/o U.S. Bancorp Fund Services, LLC
615 East Michigan Street

Milwaukee, WI 53202

INVESTMENT ADVISER
Barrett Associates, Inc.
90 Park Avenue

New York, NY 10016

DISTRIBUTOR
T.O. Richardson Securities, Inc.
2 Bridgewater Road

Farmington, CT 06032

ADMINISTRATOR, FUND ACCOUNTANT
& TRANSFER AGENT
U.S. Bancorp Fund Services, LLC
615 East Michigan Street

Milwaukee, WI 53202

CUSTODIAN
U.S. Bank, N.A.
425 Walnut Street

Cincinnati, OH 45202

LEGAL COUNSEL
Stradley, Ronon, Stevens & Young, LLP
2600 One Commerce Square

Philadelphia, PA 19103

INDEPENDENT AUDITORS
Tait, Weller & Baker
1818 Market Street, Suite 2400
Philadelphia, PA 19103

Item 2. Code of Ethics.

Not applicable for semi-annual reports

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports

Item 5. Audit Committee of Listed Registrants.

Not applicable to open-end investment companies.

Item 6. Schedule of Investments.

A complete Schedule of Investments (unaudited) is included as part of the report to shareholders filed under Item 1 of this Form

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchases.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors/trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s Principal/Chief Executive Officer and Principal/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no significant changes in the Registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)	(1) Code of Ethics [Not applicable for semi-annual reports (2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 is furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Barrett Funds

By (Signature and Title)          /s/ Peter H. Shriver
Peter H. Shriver, President

Date 3/3/05

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)   /s/ Peter H. Shriver
                                                     Peter H. Shriver, President

Date 3/3/05

By (Signature and Title)   /s/ Robert J. Voccola
                                                     Robert J. Voccola, Treasurer

Date 3/3/05